Annual Operating Expenses {- Fidelity® Series Growth Company Fund} - 11.30 Fidelity Series Growth Company Fund - Series PRO-07 - Fidelity® Series Growth Company Fund - Fidelity Series Growth Company Fund-Default
Jan. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none